Financial Instruments at Fair Value Through Profit or Loss - Outstanding Forward Exchange Contracts Not Designated for Hedge (Detail) - Forward exchange contracts [Member]	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency	EUR/NT$	EUR/NT$
Maturity Period	2018.03-06	2017.03
Contract Amount	$ 69,000,000	$ 167,000,000		€ 2,000,000		€ 5,000,000
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency	US$/NT$	US$/NT$
Maturity Period	2018.01	2017.01
Contract Amount	$ 125,000,000	$ 55,000,000	$ 4,000,000		$ 2,000,000